Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	$ 1,472	$ 1,704
Other comprehensiveincome (loss)	122	(232)
Accumulated other comprehensive income, ending balance	1,594	1,472
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,359	1,923
Other comprehensiveincome (loss)	(204)	(564)
Accumulated other comprehensive income, ending balance	1,155	1,359
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	313	(56)
Other comprehensiveincome (loss)	319	369
Accumulated other comprehensive income, ending balance	632	313
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(7)	(21)
Other comprehensiveincome (loss)	(6)	14
Accumulated other comprehensive income, ending balance	(13)	(7)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(33)	(24)
Other comprehensiveincome (loss)	(9)	(9)
Accumulated other comprehensive income, ending balance	(42)	(33)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(305)	(263)
Other comprehensiveincome (loss)	22	(42)
Accumulated other comprehensive income, ending balance	(283)	(305)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	145	145
Other comprehensiveincome (loss)	0	0
Accumulated other comprehensive income, ending balance	145	145
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	11	14
Other comprehensiveincome (loss)	(6)	(3)
Accumulated other comprehensive income, ending balance	5	11
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,461	1,690
Other comprehensiveincome (loss)	128	(229)
Accumulated other comprehensive income, ending balance	$ 1,589	$ 1,461